Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

9.Accumulated other comprehensive loss

In the first half of 2012, Accumulated other comprehensive loss decreased with unrealized gains of $9,513 of which $8,634 (gain) resulted from changes in fair value of financial instruments, and $734 related to losses which were amortized to income on the de-designation of one interest rate swap. Also in the above gains are included $145 which resulted from changes in the fair value of marketable securities. In the first half of 2011, Accumulated other comprehensive loss increased with unrealized losses of $9,792 of which $8,470 (gain) resulted from changes in the fair value of financial instruments, $506 of losses were reclassified to income on sale of vessels and $772 related to losses which were amortized to income on the de-designation of one interest rate swap. Also in the above gains are included $44 which resulted from changes in the fair value of marketable securities.